RELATED PARTY TRANSACTIONS - Additional Information (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 29, 2016 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 shares	Feb. 29, 2016 kr / shares	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Shares issued (in shares)	68,700,000	0	16,372,505
Convertible Debt [Member]
Related Party Transaction [Line Items]
Antidilutive securities excluded from EPS (in shares)		2,345,216	2,264,173	2,268,860
Convertible Debt [Member]
Related Party Transaction [Line Items]
Principal amount | $						$ 200.0	$ 200.0
Convertible conversion price (in dollars per share) | $ / shares	$ 83.52	$ 83.52	$ 88.15
Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Shares issued for consideration (in shares)		2,000,000	5,300,000
Hemen Holdings Ltd [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Antidilutive securities excluded from EPS (in shares)	1,489,463
Hemen Holdings Ltd [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Principal amount | $	$ 124.4
Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Shares issued (in shares)	31,600,000
Share price ( in NOK per share) | kr / shares					kr 25.00